Concentration of Credit Risk	6 Months Ended
Jun. 30, 2025
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
13.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total revenue
Customer A	7,868,153	23.9%	3,897,127	33.8%
Customer B	*	*	1,803,456	15.7%
Customer C	*	*	1,443,077	12.5%
Customer D	*	*	1,261,059	10.9%
Customer E	4,715,701	14.3%	*	*

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,		As of June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable, net
Customer A	17,781,671	32.0%	21,573,264	42.0%
Customer E	8,842,813	15.9%	8,658,074	16.8%
Customer F	6,105,155	11.0%	5,975,125	11.6%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2024		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier A	14,320,237	31.3%	6,957,037	20.2%
Supplier B	7,833,995	17.1%	6,955,848	20.2%
Supplier C	*	*	6,042,282	17.5%
Supplier D	*	*	5,515,263	16.0%
Supplier E	4,883,356	10.7%	*	*
Supplier F	4,834,051	10.6%	*	*

*	represent percentage less than 10%